Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt
The following table presents information related to the purchase and repayments of the principal of the 2016 Notes:

		Amount
Date	Redemption price	BRL	$
November 25, 2015	93.75%	40,000	9,995
November 30, 2015	93.75%	7,039	1,715
January 29, 2016	97.75%	1,180	288
April 21, 2016	100.00%	421,765	118,797
May 5, 2016	97.00%	4,025	1,106
July 13, 2016	100.00%	200,991	60,965
Total		675,000	192,866
Each loan under the agreement bore interest at the following annual interest rates:

Lender	Annual Interest Rate
Citibank N.A.	3M LIBOR + 2.439%
Itaú BBA International plc	5.26%
Banco Santander (Brasil) S.A., Cayman Islands Branch	4.7863%
Bank of America N.A.	3M LIBOR + 4.00%
JP Morgan Chase Bank, N.A.	3M LIBOR + 3.92%
The following table presents additional information related to the 2027, 2023 and 2016 Notes (the "Notes"):

			Principal as of December 31,
	Annual interest rate	Currency	2017	2016	Maturity
2027 Notes	5.875%	USD	265,000	—	April 4, 2027
2023 Notes	6.625%	USD	348,069	393,767	September 27, 2023

2027, 2023 and 2016 Notes (continued):

	Interest Expense (i)			DFC Amortization (i)			Accretion of Premium and Amortization of Discount (i)
	2017	2016	2015	2017	2016	2015	2017	2016	2015
2027 Notes	11,547	—	—	224	—	—	—	—	—
2023 Notes	23,885	28,516	31,387	610	943	439	752	1,157	515
2016 Notes	—	6,668	20,991	—	391	805	—	(266)	(496)

(i)	These charges are included within "Net interest expense" in the consolidated statements of income.

Long-term debt consists of the following at year-end:

	2017	2016
2027 Notes	$265,000	$—
2023 Notes	348,069	393,767
Secured Loan Agreement	—	167,262
Capital lease obligations	4,539	4,704
Other long-term borrowings	22,900	25,553
Subtotal	640,508	591,286
Discount on 2023 Notes	(3,804)	(5,029)
Premium on 2023 Notes	1,438	1,910
Fair value adjustment related to Secured Loan Agreement (i)	—	(2,877)
Deferred financing costs	(4,641)	(5,611)
Total	633,501	579,679
Current portion of long-term debt	4,359	28,099
Long-term debt, excluding current portion	$629,142	$551,580

(i)
The carrying value of hedged items in fair value hedges, are adjusted for fair value changes to the extent they are attributable to the risks designated as being hedged. The related hedging instrument was also recorded at fair value included within "Derivative instruments" in current and non-current liabilities as of December 31, 2016.

The following table presents information related to the Secured Loan Agreement:

Interest Expense (i) (ii)			DFC Amortization (ii)			Other Costs (ii) (iii)
2017	2016	2015	2017	2016	2015	2017	2016	2015
$2,570	$6,519	$—	$3,251	$814	$—	$2,249	$—	$—

(i)
These charges do not include the effect of the cross-currency interest rate swap agreements mentioned in Note 13, amounting to a loss of $6,921 and $18,177, during fiscal years 2017 and 2016, respectively. Including these effects the total interest cost amounts to $9,491 and $24,696, respectively.

(ii)	These charges are included within "Net interest expense" in the consolidated statement of income.

(iii)	Transaction costs related to the repayment of the Loan.

Schedule Of Future Payments Related To Long-Term Debt

	Principal	Interest	Total
2018	4,359	40,920	45,279
2019	4,404	40,557	44,961
2020	3,895	40,217	44,112
2021	3,831	39,862	43,693
2022	4,040	39,468	43,508
Thereafter	619,979	94,148	714,127
Total payments	640,508	295,172	935,680
Interest	—	(295,172)	(295,172)
Discount on 2023 Notes	(3,804)	—	(3,804)
Premium on 2023 Notes	1,438	—	1,438
Deferred financing cost	(4,641)	—	(4,641)
Long-term debt	$633,501	$—	$633,501